Trade and Other Receivables	12 Months Ended
Jun. 30, 2020
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
5.	TRADE AND OTHER RECEIVABLES

	Years Ended June 30,
	2020	2019

Accrued interest income	12,584	2,129
R&D tax incentive receivable	-	4,825,270
Goods and services tax receivable	48,737	2,098
Total Trade and Other Receivables	61,321	4,829,497

R&D tax incentive receivable represents the amount of the financial year 2020 R&D tax incentive the Company expects to recover. For further details, see note 2.